Related Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 24, 2024	Oct. 31, 2023	Oct. 17, 2023	Apr. 05, 2023	Apr. 27, 2021
Related Party Transactions [Line Items]
Operating lease cost	$ 1,016,363		$ 1,176,013
Operating lease liability	1,176,013
Revenue	19,488,190	$ 18,731,489
Selling, general and administrative expense			120,000	$ 120,000
Payments to related parties			0
Working Capital Loans Warrant [Member]
Related Party Transactions [Line Items]
Loan conversion agreement warrant			$ 1,500,000
Price of warrant (in Dollars per share)			$ 1
Working capital loan			$ 0	0
Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Borrowed amount								$ 1,500,000
Debt instrument, interest rate, stated percentage								0.00%
October 2023 Promissory Note [Member]
Related Party Transactions [Line Items]
Borrowed amount							$ 2,500,000
Debt instrument, interest rate, stated percentage						0.00%
Long-term debt, gross			1,612,398
Related Party [Member]
Related Party Transactions [Line Items]
Revenue	8,812,769
Due to related party			75,000	0
Aggregate amount for due to related party			339,193	144,193
Sponsor [Member]
Related Party Transactions [Line Items]
Expenses incurred and paid			10,000
Related Party [Member]
Related Party Transactions [Line Items]
Operating lease cost	7,464
Operating lease right of use asset	49,900		75,378
Operating lease liability	51,351		58,134
Revenue	8,812,769	0
Accounts receivable	3,089,328		396,488
Accrued expenses	267,006		2,415,966
Contract liabilities	106,585
Aggregate amount for due to related party				144,193
Related Party [Member] | Solar Leasing [Member]
Related Party Transactions [Line Items]
Financing fees	$ 3,856,219	$ 0
Related Party [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Contract liabilities			1,160,848
Promissory Notes with Related Party [Member]
Related Party Transactions [Line Items]
Maximum borrowing capacity of related party promissory note									$ 300,000
Borrowed amount									262,268
Outstanding balance of related party note									$ 90,922
Outstanding amount			171,346	171,346
Office Space Secretarial and Administrative Services [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Aggregate amount for due to related party			$ 264,193	$ 144,193
Forecast [Member] | January 2024 Promissory Note [Member]
Related Party Transactions [Line Items]
Borrowed amount					$ 750,000
Debt instrument, interest rate, stated percentage					0.00%